Equity - Sale of NCI without a change in control (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	May 08, 2019	Dec. 31, 2021	Dec. 31, 2020
Share capital
Fair value of consideration received		R$ 45,000
Related income tax		(18,000)
Increase in equity attributable to owners of the Company		R$ 27,000
Inter Digital Corretora e Consultoria de Seguros Ltda.
Share capital
Shares ownership sold (as a percent)	40.00%
Bma Inter Fundo De Investimento Em Direitos Creditrios Multissetorial
Share capital
Shares ownership sold (as a percent)			18.80%